PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 94.5%
Common Stocks 90.1%
Brazil 4.9%
MercadoLibre, Inc.*	148,500	$175,480,965
NU Holdings Ltd. (Class A Stock)*	5,093,972	23,686,970
		199,167,935
Denmark 5.5%
Novo Nordisk A/S (Class B Stock)	1,632,469	225,917,184
France 25.4%
Dassault Systemes SE	1,812,806	67,419,870
Hermes International	119,068	222,836,802
L’Oreal SA	403,950	166,795,660
LVMH Moet Hennessy Louis Vuitton SE	294,881	257,423,873
Pernod Ricard SA	754,908	156,288,644
Remy Cointreau SA	314,616	59,238,775
Safran SA	770,892	110,850,774
		1,040,854,398
Germany 1.3%
Symrise AG	491,999	52,304,236
Hong Kong 2.7%
Hong Kong Exchanges & Clearing Ltd.	2,427,147	109,167,224
India 3.0%
HDFC Bank Ltd., ADR(a)	1,827,961	123,131,453
Indonesia 1.7%
Bank Central Asia Tbk PT	121,365,807	68,876,203
Italy 8.1%
Brunello Cucinelli SpA	1,422,992	118,521,794
Ferrari NV	852,738	213,085,684
		331,607,478
Japan 5.2%
GMO Payment Gateway, Inc.	190,647	17,640,947
Keyence Corp.	276,958	127,502,861
Lasertec Corp.	353,258	66,879,829
		212,023,637

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands 9.1%
Adyen NV, 144A*	52,754	$79,759,150
Argenx SE, ADR*	293,517	112,196,873
ASML Holding NV	276,619	183,024,274
		374,980,297
South Korea 1.8%
Samsung SDI Co. Ltd.	131,273	73,565,676
Sweden 1.2%
Atlas Copco AB (Class A Stock)	4,058,656	48,160,271
Switzerland 6.5%
Alcon, Inc.	870,150	65,660,268
Cie Financiere Richemont SA (Class A Stock)	849,160	130,904,238
Lonza Group AG	122,460	69,856,274
		266,420,780
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	853,831	79,175,749
United Kingdom 10.1%
Ashtead Group PLC	2,075,666	136,721,654
AstraZeneca PLC	1,180,617	154,675,639
Compass Group PLC	5,159,150	123,241,889
		414,639,182
United States 1.7%
ICON PLC*	180,665	41,681,222
Lululemon Athletica, Inc.*	88,981	27,306,489
		68,987,711

Total Common Stocks (cost $3,024,826,775)		3,688,979,414
Preferred Stocks 4.4%
Germany
Dr. Ing. h.c. F. Porsche AG (PRFC)*	637,388	75,784,652

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Germany (cont’d.)
Sartorius AG (PRFC)	231,337	$103,734,314

Total Preferred Stocks (cost $114,000,290)		179,518,966

Total Long-Term Investments (cost $3,138,827,065)		3,868,498,380
Short-Term Investments 5.7%
Affiliated Mutual Fund 0.2%
PGIM Institutional Money Market Fund (cost $8,403,483; includes $8,115,759 of cash collateral for securities on loan)(b)(we)	8,409,290	8,407,608
Unaffiliated Fund 5.5%
Dreyfus Government Cash Management (Institutional Shares) (cost $225,022,518)	225,022,518	225,022,518

Total Short-Term Investments (cost $233,426,001)		233,430,126

TOTAL INVESTMENTS 100.2% (cost $3,372,253,066)		4,101,928,506
Liabilities in excess of other assets (0.2)%		(8,142,312)

Net Assets 100.0%		$4,093,786,194

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,062,992; cash collateral of $8,115,759 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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